BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

28)  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Balances and transactions with related parties

The main balances of assets and liabilities with related parties arises from transactions with companies related to the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parties as follows:

a)	Fixed and mobile telephony services provided by Telefónica Group companies;
b)	Digital TV services provided by Media Networks Latino America;
c)	Lease and maintenance of safety equipment provided by Telefônica Inteligência e Segurança Brasil;
d)	Corporate services passed through at the cost effectively incurred for these services;
e)	Right to use certain software licenses, including maintenance and support, provided by Telefónica Global Technology
f)

International transmission infrastructure for several data circuits and roaming services provided by Telxius Cable Brasil, Telefónica International Wholesale Services Espanha, Telefónica USA; and Media Net Br;

g)

Transactions with Terra Group companies based abroad, relating to the purchase of internet content, advertising and auditing services. On July 3, 2017, TData (a wholly-owned subsidiary of the Company) acquired the controlling interest in Terra Networks Brasil, note 1.c.1). Therefore, the balances presented in the result table refer to the period from January to June 2017;

h)	Marketing services provided by Terra Group companies;
i)

Advertising services, sale of postal solutions and development and sale of content provided by Terra Networks Brasil. On July 3, 2017, TData (a wholly-owned subsidiary of the Company) acquired the controlling interest in Terra Networks Brasil, note 1.c.1). Therefore, the balances presented in the result table refer to the period from January to June 2017;

j)	Data communication services and integrated solutions provided by Telefónica International Wholesale Services Espanha and Telefónica USA;
k)	Long distance call and international roaming services provided by companies of Telefónica Group;
l)	Sundry expenses and costs to be reimbursed by companies of Telefónica Group;
m)	Brand Fee for assignment of rights to use the brand paid to Telefónica;
n)	Stock option plan for employees of the Company related to acquisition of Telefónica shares;
o)	Cost Sharing Agreement (CSA) for digital-business related expenses reimbursed to Telefónica Digital;
p)	Leases/rentals of Telefónica Group companies’ buildings;
q)	Financial Clearing House roaming, inflows of funds for payments and receipts arising from roaming operation between group companies operated by Telfisa;
r)	Integrated e-learning, online education and training solutions provided by T.Learning Services Brasil;
s)	Factoring transactions, credit facilities for services provided by the Group’s suppliers;
t)	Social investment in Fundação Telefônica, innovative use of technology to enhance learning and knowledge, contributing to personal and social development;
u)

Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires provided by Companhia AIX;

v)	Adquira Sourcing platform - online solution provided by Telefónica Compras Electrónicas to transact purchase and sale of all types of goods and services;
w)	Digital media; marketing and sales, in-store and outdoor digital marketing services provided by Telefônica On The Spot Soluções Digitais Brasil;
x)	Sale/transfer of the Company’s towers and customer portfolio to Telxius Torres Brasil; and
y)

Logistics operator, messenger and motorcycle courier services provided by Telefônica Transportes e Logística. The amounts for the year of 2015 refer to the period from January to October 2015, the month in which this company was acquired by TData.

As described in note 30, the Company sponsor pension plans and other post-employment benefits to its employees with Visão Prev e Sistel.

The following table summarizes the consolidated balances with related parties:

		Balance Sheet - Assets
		At 12/31/17			At 12/31/16
		Cash and			Cash and
	Type of	cash	Accounts		cash	Accounts
Companies	transaction	equivalents	receivable, net	Other assets	equivalents	receivable, net	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l)	—	531	46	—	94	9,618
Telefónica LatinoAmerica Holding	l)	—	—	135,486	—	—	206,619
Telefónica	l)	—	492	158	—	—	633
		—	1,023	135,690	—	94	216,870
Other Group companies
Colombia Telecomunicaciones ESP	k)	—	1,210	4,505	—	2,641	3,900
Media Networks Brasil Soluções Digitais	a) / d)	—	1,017	2,106	—	81	59
Pegaso PCS	k)	—	2,757	—	—	6,163	—
T.O2 Germany GMBH CO. OHG	k)	—	22,315	—	—	9,849	—
Telcel Telecom. Celulares C. A.	k)	—	6,067	—	—	6,180	—
Telefônica Digital España	l)	—	1,929	—	—	—	—
Telefônica Factoring do Brasil	a) / d) / l)	—	12,337	93	—	4,927	22
Telefónica Global Technology	l)	—	—	13,600	—	1,614	11,244
Telefônica Inteligência e Segurança Brasil	a) / d) / l)	—	271	1,013	—	868	945
Telefónica International Wholesale Services Espanha	j)	—	69,087	—	—	82,613	—
Telefônica Learning Services Brasil	a)	—	175	—	—	64	—
Telefónica Moviles Argentina	k)	—	7,194	—	—	6,288	—
Telefónica Moviles Del Chile	k)	—	539	387	—	10,207	337
Telefónica Moviles Del Espanha	k)	—	8,918	—	—	9,220	—
Telefônica Serviços Empresariais do Brasil	a) / d) / p)	—	2,938	2,355	—	2,518	2,410
Telefonica UK LTD.(O2 UK LTD)	k)	—	1,350	—	—	8,809	—
Telefónica USA	j)	—	6,248	—	—	3,550	—
Telfisa	q)	9,523	—	—	78,070	—	—
Telxius Cable Brasil	a) / d) / p)	—	28,981	819	—	11,513	2,678
Telxius Torres Brasil (1)	d) / l) / p) / x)	—	14,666	5,106	—	13,842	3,709
Terra Networks Chile, Terra Networks México, Terra Networks Perú e Terra Networks Operation	g) / h)	—	8,159	—	—	—	—
Terra Networks Brasil	a) / d) / l)	—	—	—	—	5,499	7,596
Other	a) / d) / g) / h) / k) / l) / p)	—	3,840	1,059	—	4,366	909
		9,523	199,998	31,043	78,070	190,812	33,809
Total		9,523	201,021	166,733	78,070	190,906	250,679
Current assets		9,523	201,021	164,249	78,070	190,906	247,863
Noncurrent assets		—	—	2,484	—	—	2,816

		Balance Sheet - Liabilities
		At 12/31/17		At 12/31/16
		Trade		Trade
		accounts		accounts
		payable and		payable and
	Type of	other	Other	other	Other
Companies	transaction	payables	liabilities	payables	liabilities
Parent Companies
SP Telecomunicações Participações	l)	6,656	15,000	—	533
Telefónica LatinoAmerica Holding	l)	86	—	109	—
Telefónica	l) / m) / n)	1,205	99,950	2,236	84,759
		7,947	114,950	2,345	85,292
Other Group companies
Colombia Telecomunicaciones S.A. ESP	k)	471	—	2,675	—
Companhia AIX de Participações	u)	1,915	—	1,835	—
Fundação Telefônica	t)	—	137	—	52
Media Networks Latina America SAC	b)	4,248	—	32,398	—
Media Networks Brasil Soluções Digitais	f)	33,751	318	11,821	318
Pegaso PCS	k)	388	—	2,452	—
T.O2 Germany GMBH CO. OHG	k)	5,477	—	4,409	—
Telcel Telecom. Celulares C. A.	k)	5,240	—	4,721	—
Telefónica Compras Electrónicas	v)	24,311	—	24,196	—
Telefônica Digital España	l) / o)	46,645	—	35,347	—
Telefônica Factoring do Brasil	l) / s)	—	146	—	6,154
Telefónica Global Technology	e) / l)	15,671	—	15,169	—
Telefônica Inteligência e Segurança Brasil	c) / l)	15,336	27	26,516	27
Telefónica International Wholesale Services Espanha	f)	44,240	8	50,121	8
Telefônica Learning Services Brasil	r)	37,931	—	16,328	—
Telefónica Moviles Argentina	k)	3,865	—	13,997	—
Telefónica Moviles Del Chile	k)	963	—	10,673	—
Telefónica Moviles Del Espanha	k)	3,589	—	4,671	—
Telefônica Serviços Empresariais do Brasil	d)	—	376	112	1,042
Telefonica UK LTD.(O2 UK LTD)	k)	89	—	3,868	—
Telefónica USA	f)	—	171	14,283	168
Telxius Cable Brasil	f)	44,037	2,068	52,210	2,068
Telxius Torres Brasil (1)	x) / l)	37,718	7,757	33,178	15,991
Terra Networks México, Terra Networks Perú e Terra Networks Operation	h)	7,633	—	—	—
Terra Networks Brasil	i)	—	—	3,360	1,209
Other	g) / h) / k) / l) / w)	9,379	29	14,555	29
		342,897	11,037	378,895	27,066
Total		350,844	125,987	381,240	112,358
Current liabilities		350,844	124,749	381,240	110,449
Noncurrent liabilities		—	1,238	—	1,909

		Income statement
		2017			2016			2015
			Cost, despesas			Cost, despesas			Cost, despesas and
			and other			and other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d) / l)	—	268	—	—	67	—	—	(94)	(146)
Telefónica LatinoAmerica Holding	l)	—	36,523	11,030	—	87,526	4,348	—	134,958	(14,383)
Telefónica	l) / m) / n)	—	(331,684)	(996)	—	(319,708)	(9,727)	—	(343,453)	(28,714)
		—	(294,893)	10,034	—	(232,115)	(5,379)	—	(208,589)	(43,243)
Other Group companies
Colombia Telecomunicaciones S.A. ESP	k)	349	(10)	604	217	(2,845)	(926)	389	(1,742)	1,165
Companhia AIX de Participações	a) / u)	36	(22,738)	—	67	(21,316)	—	32	(19,216)	—
Fundação Telefônica	a) / t)	—	(11,395)	—	-	(10,530)	—	—	(10,283)	—
Media Networks Brasil Soluções Digitais	a) / d) / f)	600	(57,176)	—	572	(3,451)	—	—	-	—
Media Networks Latina America SAC	b)	—	(33,133)	(516)	-	(17,133)	(50)	—	(39,234)	—
Pegaso PCS	k)	170	536	—	86	(5,991)	—	147	(2,650)	—
T. Learning Services Brasil	a) / r)	292	(54,782)	—	2	(47,544)	1,311	140	(44,825)	—
T.O2 Germany GMBH CO. OHG	k)	75	(1,409)	—	45	(4,527)	—	917	(2,329)	—
Telefónica Compras Electrónicas	v)	—	(29,062)	—	—	(42,889)	—	—	(13,692)	—
Telefônica Digital España	l) / o)	—	(81,893)	(2,600)	—	(44,872)	(1,262)	—	(46,096)	(6,200)
Telefônica Factoring do Brasil	a) / d) / l) / s)	69	828	61	41	200	—	36	33	55
Telefónica Global Technology, S.A.U.	e) / l)	—	(36,395)	40	—	(28,933)	(756)	—	(10,262)	806
Telefônica Inteligência e Segurança Brasil	a) / c) / d) / l)	706	(40,918)	—	1,041	(39,709)	389	976	(25,636)	—
Telefónica International Wholesale Services Espanha	f) / j)	56,728	(49,960)	(2,564)	72,520	(56,293)	(15,008)	82,667	(57,952)	41,386
Telefónica Moviles Argentina	k)	3,746	6,147	—	3,072	(9,112)	—	3,053	(10,728)	—
Telefónica Moviles Del Chile	k)	1,586	(2,196)	52	1,074	(1,096)	(80)	731	(4,236)	100
Telefónica Moviles Del Espanha	k)	1,048	(1,969)	—	(836)	(2,170)	—	2,938	(3,823)	—
Telefônica Serviços Empresariais do Brasil	a) / d) / p)	286	(989)	—	118	867	(43)	934	(7,402)	—
Telefonica UK LTD.(O2 UK LTD)	k)	1,163	(1,374)	—	5	(994)	—	2,841	(1,987)	—
Telefónica USA	f) / j)	2,392	(2,322)	(2,035)	2,998	(14,970)	(349)	3,542	(18,429)	1,970
Telxius Cable Brasil	a) / d) / f) / p)	15,044	(200,536)	787	17,624	(246,595)	244	14,188	(251,717)	—
Telefônica Transportes e Logística	a) / d) / l) / q) / z)	—	—	—	—	—	—	1,710	(55,367)	—
Telxius Torres Brasil (1)	d) / l) / p) / x)	—	(107,373)	—	31	(72,460)	1,929	—	—	—
Terra Networks Chile, Terra Networks México, Terra Networks Perú e Terra Networks Operation	g) / h)	—	(9,782)	(120)	—	—	—	—	—	—
Terra Networks Brasil	a) / d) / l) / i)	2,485	(10,719)	—	16,483	(17,884)	1,194	1,285	(21,408)	—
Other	a) / d) / g) / h) / k) / l) / p) / w) / x)	3,537	(14,608)	41	1,683	(23,677)	1,216	2,582	(11,190)	385
		90,312	(763,228)	(6,250)	116,843	(713,924)	(12,191)	119,108	(660,171)	39,667
Total		90,312	(1,058,121)	3,784	116,843	(946,039)	(17,570)	119,108	(868,760)	(3,576)
(1)

In March 2016, the Company entered into a purchase and sale agreements for infrastructure and assignment of leases, pooling and other covenants ("Agreement") with Telxius Torres Brasil Ltda (a Telefónica subsidiary). The subject matter of the agreement is the purchase and sale of 1,655 tower structures, assignment of current rental agreements for their sites and shared-use/ pooling agreements. The total amount involved was R$760,000, comprising R$719,101 relating to the tower infrastructures and R$40,899 relating to the customer portfolio.

The agreement’s conditions were established taking into consideration: (i) prior transactions of the same nature performed by the Company and other companies in the industry; (ii) a valuation report for the assets subject matter of the agreement, prepared by an independent appraiser; and (iii) internal business plan showing that the operation is profitable for the Company.

The following table summarizes the aforementioned transaction:

Impacts on the Balance Sheet
Description	Balance Sheet Group	R$ thousands
Amounts receivable from Telxius Torres Brasil Ltda	Related-party receivables (1)	760,000
Amount of write-offs of residual values of towers	Property, plan and equipment (note 12)	(99,210)
Value of towers classified as finance lease	Finance lease (Note 20)	2,674
Value of towers awaiting for contractual conditions for transfer	Deferred revenues (Note 19)	140,846
(1)

On April 8, 2016, Telxius Torres Brasil Ltda settled the amount of R$760,000 in favor of the Company relating to this transaction, which is classified in the statement of cash flows as cash received from sale of PP&E items.

Impacts on the Statement of Income
Description	DRE Group	R$ thousands
Value of disposal of towers (except retention and financial lease)	Other operating revenues (expenses), net (Note 25)	575,580
Value of write-off of residual amount	Other operating revenues (expenses), net (Note 25)	(99,210)
Value of customer portfolio	Other operating revenues (expenses), net (Note 25)	40,899
Amount of PIS and Cofins charged on customer portfolio	Other operating revenues (expenses), net (Note 25)	(3,783)
Effect on operating income		513,486
Amount of IR and CS levied on towers and customer portfolio	Income and social contribution taxes (Note 27)	(174,585)
Net effect on transaction income	Net effect on transaction income	338,901

b)  Management compensation

Consolidated key management personnel compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2017 and 2016 totaled R$21,684 and R$109,314, respectively. Of this amount, R$14,439  (R$39,822 at December 31, 2016) corresponds to salaries, benefits and social charges and R$7,245  (R$69,492 at December 31, 2016) to variable compensation.

These amounts were recorded as expenses with personnel under the General and administrative expenses group of accounts (Note 24).

For the years ended December 31, 2017 and 2016, the Company’s Directors and Officers did not receive any pension, retirement pension or other similar benefits.